Supplement dated October 1, 2013 to the following Prospectuses dated May 1, 2013:

- Variable Adjustable Life (VAL)
- Variable Adjustable Life - Second Death (VAL-SD)
- Variable Adjustable Life Horizon (VAL Horizon)
- Variable Adjustable Life Summit (VAL Summit)
- Variable Adjustable Life Survivor (VAL Survivor)

Effective May 1, 2013 the following paragraph is removed from the above Prospectuses:

OTHER PAYMENTS A marketing expense allowance is paid to American Funds Distributors (AFD) in consideration of the marketing assistance AFD provides to Minnesota Life. This allowance, which ranges from 0.10 percent to 0.16 percent is based on the dollar amount of new and subsequent purchase payments (but excludes transfers from other sub-accounts) allocated to the American Funds Insurance Series(r) sub-accounts available through the variable life policies.



* * * * * * * * * *



Supplement dated October 1, 2013 to the following Prospectuses dated May 1, 2013:

- Variable Adjustable Life Horizon (VAL Horizon)
- Variable Adjustable Life Summit (VAL Summit)
- Variable Adjustable Life Survivor (VAL Survivor)

This policy will no longer be issued and we will not accept initial premium after December 31, 2013.

















Investors should retain this supplement for future reference.
F80086 10-2013